ROPES & GRAY LLP ONE METRO CENTER 700 12TH STREET, NW, SUITE 900 WASHINGTON, DC 20005-3948 WWW.ROPESGRAY.COM

November 14, 2008

Rajib Chanda

202-508-4671

202-383-7793 fax

rajib.chanda@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Managers AMG Funds
File Nos. 333-84639; 811-09521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), Managers AMG Funds (the “Trust”) hereby certifies that the following form of prospectus that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A, which is the most recent amendment to the Trust’s Registration Statement on Form N-1A and was filed by electronic transmission on October 29, 2008 and became effective on November 10, 2008:

GW&K Multi-Cap Equity Fund Class A Prospectus, dated November 10, 2008.

If you have any questions concerning this filing, please call me at (202) 508-4671.

Sincerely,

/s/ Rajib Chanda
Rajib Chanda